Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000178763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class R6/JFDRX)
Average Annual Return, Percent	7.93%	13.88%	9.34%
C000173131 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class I/JFIFX)
Average Annual Return, Percent	7.89%	13.77%	9.27%
C000001811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class C/FIDCX)
Average Annual Return, Percent	5.80%	12.64%	8.22%
C000001809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class A/FIDAX)
Average Annual Return, Percent	2.16%	12.31%	8.46%
C000001813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class A/FRBAX)
Average Annual Return, Percent	0.47%	12.54%	7.67%
C000001815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class C/FRBCX)
Average Annual Return, Percent	4.03%	12.88%	7.46%
C000173132 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class I/JRBFX)
Average Annual Return, Percent	6.07%	14.01%	8.51%
C000178764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class R6/JRGRX)
Average Annual Return, Percent	6.15%	14.14%	8.57%
Without Sales Load [Member] | C000001811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class C/FIDCX)—excluding sales charge
Average Annual Return, Percent	6.75%	12.64%	8.22%
Without Sales Load [Member] | C000001809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class A/FIDAX)—excluding sales charge
Average Annual Return, Percent	7.53%	13.47%	9.02%
Without Sales Load [Member] | C000001813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class A/FRBAX)—excluding sales charge
Average Annual Return, Percent	5.76%	13.69%	8.22%
Without Sales Load [Member] | C000001815 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class C/FRBCX)—excluding sales charge
Average Annual Return, Percent	4.99%	12.88%	7.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent	14.25%	19.21%	12.60%
S And P Regional Banks Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Regional Banks Select Industry Index
Average Annual Return, Percent	4.85%	11.23%	6.38%